Columbia Diversified Equity Income Fund | Class Z Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Diversified Equity Income Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Diversified Equity Income Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class Z
Management fees			0.55%
Distribution and/or service (12b-1) fees			none
Other expenses			0.28%
Total annual fund operating expenses			0.83%
[1]	Expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund Class Z Shares Class Z	Class Z	85	265	461	1,029

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

Class Z shares have not been in existence for one full calendar year as of the date of this prospectus and therefore performance information for this share class is not shown. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

• how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s Class A average annual total returns compare to the recognized measure of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

(calendar year)

During the periods shown:

• Highest return for a calendar quarter was +22.66% (quarter ended June 30, 2003).

• Lowest return for a calendar quarter was -23.62% (quarter ended December 31, 2008).

• Class A year-to-date return was -14.67% at September 30, 2011.

Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Average Annual Total Returns Columbia Diversified Equity Income Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Columbia Diversified Equity Income Fund:	Class A – before taxes	[1]		16.12%	2.56%	6.10%
after taxes on distributions Class A	Columbia Diversified Equity Income Fund:	Class A – after taxes on distributions	[1]		15.92%	1.41%	5.03%
after taxes on distributions and redemption of fund shares Class A	Columbia Diversified Equity Income Fund:	Class A – after taxes on distributions and redemption of fund shares	[1]		10.71%	1.93%	4.95%
Russell 1000 Value Index		Russell 1000 Value Index		(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Investment Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.